Income Taxes (Tables) - Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member]	12 Months Ended
Dec. 31, 2020
Income Taxes [Line Items]
Schedule of Income tax expense (benefit)
Income tax expense (benefit) consisted of the following:

	For the Years Ended December 31,
	2020	2019	2018
Current:
U.S. federal income tax (benefit)	$—	$—	$—
State and local income tax (benefit)	359	81	—
Foreign income tax (benefit)	14	—	—

	373	81	—

Deferred:
U.S. federal income tax (benefit)	—	—	—
State and local income tax (benefit)	(475)	159	(180)
Foreign income tax (benefit)	—	—	—

	(475)	159	(180)

Total:
U.S. federal income tax (benefit)	—	—	—
State and local income tax (benefit)	(116)	240	(180)
Foreign income tax (benefit)	14	—	—

	$(102)	$240	$(180)

Reconciliation of Federal Statutory Income Taxes Rate
The effective income tax rate differed from the New York City UBT rate, the most material effective income tax statutory rate, for the following reasons:

	For the Years Ended December 31,
	2020	2019	2018
Income tax expense (benefit) at statutory rate	(4.00)%	4.00%	(4.00)%
Non-taxable income resulting from use of state and local business apportionment factors and permanent items related to compensation	3.89%	(3.28)%	5.40%
Transaction costs	—%	—%	1.43%
Impact of the Company’s subsidiary’s local taxes	(0.08)%	0.10%	(8.07)%
Provision to return adjustments and other	0.07%	0.34%	(1.27)%

Total effective rate	(0.12)%	1.16%	(6.51)%

Schedule of Deferred Tax Assets (Liabilities)	The income tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities were as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Net operating losses	$180	$162
Deferred compensation	496	133
Basis difference in subsidiaries	69	—
Other	55	31

Total gross deferred tax assets	800	326
Valuation allowance	—	—

Total deferred tax assets, net	$800	$326

Deferred tax liabilities	$—	$—